Average Annual Total Returns	12 Months Ended
Jan. 31, 2013
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.50%
Five Years	3.46%
Since Inception	4.66%
Inception Date	Apr. 27, 2006
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.61%
Five Years	3.58%
Since Inception	4.81%
Inception Date	Apr. 21, 2006
Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.39%
Five Years	4.05%
Ten Years	8.84%
Inception Date	May 15, 1992
Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.67%
Five Years	(1.99%)
Ten Years	14.64%
Inception Date	May 23, 1984
Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.73%
Five Years	(1.92%)
Ten Years	14.71%
Inception Date	Nov. 12, 2001
Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.11%
Five Years	6.08%
Ten Years	9.54%
Inception Date	May 23, 1984
Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.17%
Five Years	6.14%
Ten Years	9.62%
Inception Date	Nov. 12, 2001
Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	(12.98%)
Five Years	(6.18%)
Ten Years	12.66%
Inception Date	May 23, 1984
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.53%
Five Years	5.94%
Ten Years	11.57%
Inception Date	May 13, 1996
Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.67%
Five Years	6.07%
Since Inception	8.67%
Inception Date	Sep. 23, 2004
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.67%
Five Years	6.07%
Since Inception	1.43%
Inception Date	Jun. 04, 2007
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.65%
Five Years	6.11%
Since Inception	9.48%
Inception Date	Dec. 02, 2003
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.69%
Five Years	6.07%
Ten Years	11.68%
Inception Date	Nov. 12, 2001
Return After Taxes on Distributions | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.12%
Five Years	3.13%
Since Inception	4.35%
Return After Taxes on Distributions | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.21%
Five Years	3.23%
Since Inception	4.49%
Return After Taxes on Distributions | Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.01%
Five Years	3.71%
Ten Years	8.50%
Return After Taxes on Distributions | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.00%
Five Years	(2.76%)
Ten Years	13.80%
Return After Taxes on Distributions | Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.54%
Five Years	5.25%
Ten Years	8.68%
Return After Taxes on Distributions | Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	(14.17%)
Five Years	(7.54%)
Ten Years	10.99%
Return After Taxes on Distributions | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.56%
Five Years	4.73%
Ten Years	10.18%
Return After Taxes on Distributions | Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.66%
Five Years	4.83%
Since Inception	7.35%
Return After Taxes on Distributions | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.67%
Five Years	4.84%
Since Inception	0.19%
Return After Taxes on Distributions | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.63%
Five Years	4.86%
Since Inception	8.07%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.97%
Five Years	2.91%
Since Inception	3.98%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	8.06%
Five Years	3.01%
Since Inception	4.11%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.22%
Five Years	3.42%
Ten Years	7.78%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.46%
Five Years	(1.82%)
Ten Years	13.04%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.59%
Five Years	5.06%
Ten Years	8.25%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	(7.82%)
Five Years	(5.41%)
Ten Years	10.96%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.38%
Five Years	4.32%
Ten Years	9.44%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.47%
Five Years	4.41%
Since Inception	6.79%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.47%
Five Years	4.41%
Since Inception	0.43%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.46%
Five Years	4.44%
Since Inception	7.49%
Based on Market Value | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.58%
Five Years	3.60%
Since Inception	4.81%
Based on Market Value | Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.66%
Five Years	6.09%
Since Inception	8.67%
Standard & Poor's 500 Index | Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.00%
Five Years	1.66%
Ten Years	7.10%
Spliced Precious Metals and Mining Index | Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	(0.45%)
Five Years	(0.15%)
Ten Years	13.21%
Russell 1000 Index | Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.42%
Five Years	1.92%
Ten Years	7.52%
REIT Spliced Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.77%
Five Years	5.94%
Ten Years	11.63%
REIT Spliced Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.77%
Five Years	5.94%
Since Inception	8.59%
REIT Spliced Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.77%
Five Years	5.94%
Since Inception	1.32%
REIT Spliced Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.77%
Five Years	5.94%
Since Inception	9.37%
REIT Spliced Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.77%
Five Years	5.94%
Ten Years	11.63%
S&P Health Care Index | Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.89%
Five Years	4.79%
Ten Years	6.13%
S&P Health Care Index | Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.89%
Five Years	4.79%
Ten Years	6.13%
Dividend Growth Spliced Index | Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.73%
Five Years	1.52%
Ten Years	7.31%
Standard & Poor's Energy Sector Index | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.61%
Five Years	(0.44%)
Ten Years	13.49%
Standard & Poor's Energy Sector Index | Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	4.61%
Five Years	(0.44%)
Ten Years	13.49%
MSCI US REIT Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.77%
Five Years	5.58%
Ten Years	11.58%
MSCI US REIT Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.77%
Five Years	5.58%
Since Inception	8.43%
MSCI US REIT Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.77%
Five Years	5.58%
Since Inception	0.91%
MSCI US REIT Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.77%
Five Years	5.58%
Since Inception	9.25%
MSCI US REIT Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.77%
Five Years	5.58%
Ten Years	11.58%
S&P Global Custom Metals and Mining Index | Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	(0.45%)
Five Years	(0.15%)
Ten Years	none
NASDAQ US Dividend Achievers Select Index | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.73%
Five Years	3.73%
Since Inception	4.94%
NASDAQ US Dividend Achievers Select Index | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.73%
Five Years	3.73%
Since Inception	4.97%
NASDAQ US Dividend Achievers Select Index | Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.73%
Five Years	3.73%
Ten Years	none
Global Natural Resources Funds Average | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.97%
Five Years	(6.71%)
Ten Years	11.48%
Global Natural Resources Funds Average | Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.97%
Five Years	(6.71%)
Ten Years	11.48%
Global Health Biotechnology Funds Average | Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.28%
Five Years	3.78%
Ten Years	7.70%
Global Health Biotechnology Funds Average | Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.28%
Five Years	3.78%
Ten Years	7.70%
MSCI ACWI Energy Index | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.47%
Five Years	(3.10%)
Ten Years	11.50%
MSCI ACWI Energy Index | Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.47%
Five Years	(3.10%)
Ten Years	11.50%
MSCI ACWI Health Care Index | Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.77%
Five Years	4.37%
Ten Years	7.06%
MSCI ACWI Health Care Index | Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.77%
Five Years	4.37%
Ten Years	7.06%
Spliced Energy Index | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.47%
Five Years	(3.01%)
Ten Years	12.02%
Spliced Energy Index | Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.47%
Five Years	(3.01%)
Ten Years	12.02%
Spliced Health Care Index | Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.77%
Five Years	4.55%
Ten Years	6.01%
Spliced Health Care Index | Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.77%
Five Years	4.55%
Ten Years	6.01%